Stock-Based Compensation - Weighted Average Assumptions to Estimate Fair Value of Stock Options (Details) - Stock options - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Assumptions used to estimate fair value of stock options granted
Expected term	6 years 3 months	6 years 3 months
Expected volatility (as a percent)	50.00%	50.00%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Risk-free interest rate (as a percent)			1.70%	1.80%
Weighted average grant date fair value (in dollars per share)	$ 9.39	$ 5.49	$ 7.77	$ 5.70
Weighted average
Assumptions used to estimate fair value of stock options granted
Expected term			6 years 3 months	6 years 3 months
Expected volatility (as a percent)			50.00%	50.00%
Expected dividend yield (as a percent)			0.00%	0.00%
Risk-free interest rate (as a percent)	1.34%	1.61%